Short Term Debt (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2022	Aug. 13, 2021	Jul. 07, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short Term Debt (Details) [Line Items]
Principal amount			$ 15.2			$ 200,000
Bearing interest rate	18.00%							12.50%
Shares of common stock (in Shares)				500,000		500,000
Total gross proceeds							$ 12,415,000
Percentage of debentures	130.00%
Debt discounts								$ 1.3
Aggregate principal amount				$ 15,985,000		15,985,000		$ 19,439,000
Warrant purchase agreement , description								The exercise price will be either 1) the Qualified Offering Price, in the event of a Qualified Offering or 2) in the event of no Qualified Offering, the lower of a) $18.00 and b) an amount equal to 80% of the average of VWAP (as defined therein) for the common stock. The term of the warrant is five years. The warrants issued in connection with the debt were equity classified at issuance and were allocated a value of approximately $896,000 on a relative fair value basis.
Agent fees and expenses								$ 1,500,000
Debt discount attributed								0.8
Derivative Liability, Noncurrent								$ 2,100,000
Convertibility note description								The Conversion Price is set at the lower of (i) $18.00 and (ii) 80% of the average of the VWAP during the 5 Trading Day period immediately prior to the applicable Conversion Date.
Receives gross proceeds								$ 40
Revaluation loss								$ 6,300,000
Conversion option (in Shares)								8,400,000
Debentures provide				50,000		50,000		$ 50,000
Judgement total sum						5,942,559.05		5,942,559.05
Principal sum						3,341,801.8		3,341,801.8
Prejudgment interest						$ 2,600,757.25		2,600,757.25
Recorded a loss								7,800,000
Debt issuance costs								3,300,000
Principal increase								4,200,000
Debt and issuance costs incurred								0.3
Interest expense								$ 1,500,000
Non-recourse factoring and security agreement								Effective as June 19, 2020, prior to the merger, the Company and SouthStar Financial, LLC (“SouthStar”) entered into a Non-Recourse Factoring and Security Agreement (the “Agreement”) pursuant to which SouthStar may purchase receivables from the Company (the “Purchased Receivables”) for a price not to exceed 85% of the face value of the Purchased Receivables or a lesser percentage agreed upon between the Company and SouthStar. In consideration of SouthStar’s purchase of the Purchased Receivables, the Company will pay to SouthStar an amount equal to 0.8% of the face amount of the Purchased Receivables for the first 10-day period after payment for the Purchased Receivables is transmitted to SouthStar plus 0.9% for each additional 10-day period or part thereof, calculated from the date of purchase until payments received by SouthStar in collected funds on the Purchased Receivables equals the purchase price of the Purchased Receivables plus all charges due SouthStar from the Company at the time. An additional 1.0% per 10-day period will be charged for invoices exceeding 60 days from invoice date.
Principal amount			$ 15,187,500
Conversion of price description						The Conversion Price is set at the lower of (i) $18.00 and (ii) 80% of the average of the VWAP during the 5 Trading Day period immediately prior to the applicable Conversion Date. The number of Conversion Shares to be issued is determined by dividing the outstanding principal amount of the debenture to be converted by the Conversion Price. The Debentures are subject to mandatory conversion (“Mandatory Conversion”) in the event the Company closes a registered public offering of its Common Stock and receives gross proceeds of not less than $40,000,000 and at the completion of which the Company’s securities are traded on a national exchange (“Qualified Offering”).
Revaluation loss				1,100,000		$ 1,600,000
Derivative liability				7,500,000		7,500,000		$ 8,355,000
Extinguishment loss				400,000		1,000,000
Conversion of debt amount						4,700,000		8,355,000
Interest expense				$ 600,000	$ 200,000	$ 2,100,000	$ 200,000
Description of exercise price warrant	In addition, as a result of the events of default, the exercise price for the Warrant is the lower of: (A) $18.00 and (B) an amount equal to fifty percent (50%) of the average of volume-weighted average price for the common stock of the Company over the five (5) trading days preceding the date of the delivery of the applicable exercise notice or (C) the qualified offering price as defined in the Purchase Agreement.
Subsequent Event [Member]
Short Term Debt (Details) [Line Items]
Bearing interest rate	18.00%
Percentage of debentures	130.00%
Warrant exercise price (in Dollars per share)	$ 18
Weighted average price	50.00%
2021 Convertible Debentures & Warrants [Member]
Short Term Debt (Details) [Line Items]
Bearing interest rate		12.50%	12.50%
Aggregate principal amount		$ 3,976,875	$ 9,990,000
Shares of common stock (in Shares)		1,862,279	3.5
Total gross proceeds		$ 3,535,000	$ 8,880,000
Percentage of debentures		12.00%	12.50%
Debt discounts		$ 300,000	$ 900,000
Maturity date		Aug. 13, 2022	Jul. 07, 2022
Aggregate principal amount		$ 3.4
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Liabilities Incurred		$ 2.1
Shares of common stock (in Shares)		1,862,279	3,534,751
Agent fees and expenses		$ 354,000	$ 913,000
Convertible Debt [Member]
Short Term Debt (Details) [Line Items]
Interest payable								$ 1,200,000